Financial Liability Convertible to Equity (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2024	Jul. 31, 2024	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Financial Liability Convertible to Equity [Line Items]
Recognized change in fair value
Changes in fair value gain and loss					$ 34,333,573	$ (4,739,085)
Conversion of Stock, Shares Converted (in Shares)		1,437,002			16,496,750
Stock Issued During Period, Shares, Conversion of Units (in Shares)		302,550
Investor [Member]
Financial Liability Convertible to Equity [Line Items]
investors received amount			$ 2,005,213
SAFE [Member]
Financial Liability Convertible to Equity [Line Items]
Changes in fair value gain and loss				$ 99,655		$ 640,375